Shareholders’ Equity (Details) - Schedule of option activity - Employee Stock [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares shares		Dec. 31, 2020 $ / shares shares
Shareholders’ Equity (Details) - Schedule of option activity [Line Items]
Number of Options, Outstanding at beginning of period	24,076,750	[1]	12,848,788	[1]
Weighted average exercise price, Outstanding at beginning of period (in Dollars per share) | $ / shares	$ 0.47	[1]	$ 0.63	[1]
Weighted average remaining contractual term (in years), Outstanding at beginning of period	1 year 7 months 9 days	[1]
Number of Options, Granted	3,355,000	[2]	13,578,000	[2]
Weighted average exercise price, Granted (in Dollars per share) | $ / shares	$ 0.91	[2]	$ 0.32	[2]
Number of Options, Exercised	(2,707,286)		(769,205)
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares	$ 0.49		$ 0.3
Number of Options, Forfeited	(1,863,751)		(1,580,833)
Weighted average exercise price, Forfeited (in Dollars per share) | $ / shares	$ 1.63		$ 1.32
Number of Options, Outstanding at the end of period	22,860,713		24,076,750	[1]
Weighted average exercise price, Outstanding at the end of period (in Dollars per share) | $ / shares	$ 0.5		$ 0.47	[1]
Weighted Average remaining contractual term (in years), Outstanding at the end of period	4 years 10 months 2 days		1 year 7 months 9 days
Number of Options, Exercisable at the end of period	14,749,296		12,642,667
Weighted Average remaining contractual term (in years), Exercisable at the end of period	4 years 3 months 14 days		10 months 13 days

[1]	Options granted during 2019 and 2020
[2]	Options granted during 2021